                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President
Phone:   (513) 870-2620

Signature, Place and Date of Signing:

    /s/ Steven A. Soloria         Fairfield, Ohio         October 24, 2005


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                          1

Form 13F Information Table Entry Total:                   56

Form 13F Information Table Value Total               209,945

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.   028-10798





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

                           FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP    COMMON     00081T108           229        8,129    SH                 SOLE                 8,129      --     --
ALLIANCE CAPITAL
 MGMT HLDG LTD      COMMON     01855A101           919       19,200    SH                 SOLE                19,200      --     --
ALLTEL CORP         COMMON     020039103        16,442      252,531    SH                 SOLE               252,531      --     --
ALTRIA GROUP INC    COMMON     02209S103           442        6,000    SH                 SOLE                 6,000      --     --
AMEREN CORP         COMMON     023608102         1,035       19,350    SH                 SOLE                19,350      --     --
AMERICAN AXLE & MGF
 HOLDINGS           COMMON     024061103           831       36,000    SH                 SOLE                36,000      --     --
ARCHSTONE-SMITH
 TRUST              COMMON     039583109         1,922       48,200    SH                 SOLE                48,200      --     --
AVERY DENNISON CORP COMMON     053611109           998       19,050    SH                 SOLE                19,050      --     --
BB & T CORP         COMMON     054937107           543       13,900    SH                 SOLE                13,900      --     --
CHEVRON CORPORATION COMMON     166764100         8,295      128,146    SH                 SOLE               128,146      --     --
CHUBB CORP          COMMON     171232101           601        6,710    SH                 SOLE                 6,710      --     --
CINCINNATI BELL INC COMMON     171871106            91       20,600    SH                 SOLE                20,600      --     --
CINCINNATI
 FINANCIAL CORP     COMMON     172062101        32,141      767,277    SH                 SOLE               767,277      --     --
CINERGY CORP        COMMON     172474108         2,025       45,600    SH                 SOLE                45,600      --     --
CINTAS CORP         COMMON     172908105           755       18,400    SH                 SOLE                18,400      --     --
CITIGROUP INC       COMMON     172967101           958       21,053    SH                 SOLE                21,053      --     --
COMMERCIAL NET
 LEASE REALTY       COMMON     202218103           472       23,600    SH                 SOLE                23,600      --     --
CONOCOPHILLIPS      COMMON     20825C104         1,617       23,130    SH                 SOLE                23,130      --     --
CONVERGYS CORP      COMMON     212485106           247       17,200    SH                 SOLE                17,200      --     --
DANAHER CORP        COMMON     235851102           689       12,800    SH                 SOLE                12,800      --     --
DUKE ENERGY CORP    COMMON     264399106           748       25,630    SH                 SOLE                25,630      --     --
DUKE REALTY CORP    COMMON     264411505           884       26,100    SH                 SOLE                26,100      --     --
EQUITABLE RESOURCES
 INC                COMMON     294549100         1,957       50,100    SH                 SOLE                50,100      --     --
EXXON MOBIL
CORPORATION         COMMON     30231G102        41,233      648,926    SH                 SOLE               648,926      --     --
FIFTH THIRD BANCORP COMMON     316773100         4,219      114,807    SH                 SOLE               114,807      --     --
FIRST MERIT
 CORPORATION        COMMON     337915102           616       23,000    SH                 SOLE                23,000      --     --
FORTUNE BRANDS INC  COMMON     349631101         2,956       36,350    SH                 SOLE                36,350      --     --
GENERAL ELECTRIC
 CO.                COMMON     369604103         1,650       49,010    SH                 SOLE                49,010      --     --
GENUINE PARTS CO    COMMON     372460105         1,208       28,150    SH                 SOLE                28,150      --     --

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

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
HILLENBRAND
 INDUSTRIES         COMMON     431573104           894       19,000    SH                 SOLE                19,000     --    --
INTEL CORP          COMMON     458140100           419       16,982    SH                 SOLE                16,982     --    --
JEFFERSON PILOT
 CORP               COMMON     475070108           517       10,100    SH                 SOLE                10,100     --    --
JOHNSON & JOHNSON   COMMON     478160104         1,269       20,057    SH                 SOLE                20,057     --    --
LINCOLN NATIONAL
 CORP               COMMON     534187109           848       16,300    SH                 SOLE                16,300     --    --
MEDTRONIC INC       COMMON     585055106         1,282       23,900    SH                 SOLE                23,900     --    --
MERCK & COMPANY     COMMON     589331107         6,913      254,067    SH                 SOLE               254,067     --    --
MICROSOFT CORP      COMMON     594918104         1,167       45,350    SH                 SOLE                45,350     --    --
MOLEX INC CLASS A   COMMON     608554200           251        9,775    SH                 SOLE                 9,775     --    --
NATIONAL CITY
 CORPORATION        COMMON     635405103         3,558      106,390    SH                 SOLE               106,390     --    --
NORTH FORK BANCORP
 INC.               COMMON     659424105           891       34,925    SH                 SOLE                34,925     --    --
NORTHERN TRUST      COMMON     665859104           869       17,200    SH                 SOLE                17,200     --    --
NUVEEN OHIO QLTY
 INC MUNI SER TH    COMMON     670980200         1,675          670    SH                 SOLE                   670     --    --
PNC FINANCIAL
 SERVICES GROUP     COMMON     693475105         2,653       45,730    SH                 SOLE                45,730     --    --
PFIZER INC          COMMON     717081103           917       36,723    SH                 SOLE                36,723     --    --
PIEDMONT NATURAL
 GAS                COMMON     720186105         3,242      128,804    SH                 SOLE               128,804     --    --
PROCTER & GAMBLE
 CORPORATION        COMMON     742718109        13,591      228,577    SH                 SOLE               228,577     --    --
SIRIUS SATELLITE
 RADIO INC          COMMON     82966U103           620       94,831    SH                 SOLE                94,831     --    --
SKY FINANCIAL
 GROUP INC          COMMON     83080P103           967       34,400    SH                 SOLE                34,400     --    --
SOUTHERN CO         COMMON     842587107           815       22,783    SH                 SOLE                22,783     --    --
SYSCO CORP          COMMON     871829107         1,149       36,625    SH                 SOLE                36,625     --    --
U S BANCORP         COMMON     902973304        10,197      363,150    SH                 SOLE               363,150     --    --
UNITED PARCEL
 SERVICE - CL B     COMMON     911312106         1,161       16,800    SH                 SOLE                16,800     --    --
UNITED TECHNOLOGIES
 CORP               COMMON     913017109           759       14,650    SH                 SOLE                14,650     --    --

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

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP.      COMMON     929903102         4,797      100,800    SH                 SOLE               100,800     --    --
WELLS FARGO & CO    COMMON     949746101         1,464       25,000    SH                 SOLE                25,000     --    --
WYETH               COMMON     983024100        20,336      439,500    SH                 SOLE               439,500     --    --
                                               209,945    4,672,038                                        4,672,038

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